Exploration and Evaluation assets - Disclosure of detailed information about costs related to properties of goanna resources (Details) - Goanna Resources Sapi De Cv [Member] - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Panuco District [Member]
Disclosure of Exploration and Expenditure Assets [Line Items]
Beginning Balance	$ 160,259	$ 150,922
Additions	45,072	18,950
Transfers	(45,719)
Effect of change in exchange rate	22,069	(9,613)
Ending Balance	181,681	160,259
Panuco Central & East [Member]
Disclosure of Exploration and Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	93	0
Transfers	14,564
Effect of change in exchange rate	5	0
Ending Balance	14,662	0
Santa Fe [Member]
Disclosure of Exploration and Expenditure Assets [Line Items]
Beginning Balance	13	0
Additions	0	13
Transfers	10,780
Effect of change in exchange rate	0	0
Ending Balance	10,793	13
La Garra [Member]
Disclosure of Exploration and Expenditure Assets [Line Items]
Beginning Balance	13,286	0
Additions	255	13,592
Transfers	0
Effect of change in exchange rate	1,646	(306)
Ending Balance	15,187	13,286
San Enrique [Member]
Disclosure of Exploration and Expenditure Assets [Line Items]
Beginning Balance	1,311	1,011
Additions	189	403
Transfers	20,375
Effect of change in exchange rate	10	(103)
Ending Balance	21,885	1,311
Exploration and evaluation assets [member]
Disclosure of Exploration and Expenditure Assets [Line Items]
Beginning Balance	174,869	151,933
Additions	45,609	32,958
Transfers	0
Effect of change in exchange rate	23,730	(10,022)
Ending Balance	$ 244,208	$ 174,869